Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Expense and Related Tax Benefit

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands)
Operating expenses	$—	$177	$416	$658
General and administrative expenses	599	2,366	6,403	6,436
Share-based compensation expense	599	2,543	6,819	7,094
Tax benefit (a)	(126)	—	(1,147)	(2,011)
Total	$473	$2,543	$5,672	$5,083
(a)

The effects of tax benefits from share-based compensation expense are included within income tax expense in our consolidated statements of operations. As a result of the cancellation of all equity and equity-based awards granted under the Pacific Drilling S.A. 2011 Omnibus Stock Incentive Plan (the “2011 Stock Plan”), we do not expect any tax benefit from share-based compensation expense during the Predecessor period in 2018.

Summary of Option Activity

	Number of Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2018 (Predecessor)	279	$64.76
Granted	—
Exercised	—
Cancelled or forfeited	(279)	64.76
Outstanding — November 19, 2018 (Predecessor)	—	$—	—	$—
Exercisable — November 19, 2018 (Predecessor)	—	$—	—	$—

Summary of Restricted Stock Units Activity

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested — January 1, 2018 (Predecessor)	70	$45.28
Granted	—	—
Vested	(37)	54.25
Cancelled or forfeited	(33)	33.63
Nonvested — November 19, 2018 (Predecessor)	—	$—

Nonvested — November 20, 2018 (Successor)	—	$—
Granted	565	13.00
Vested	—	—
Cancelled or forfeited	—	—
Nonvested — December 31, 2018 (Successor)	565	$13.00